Average Annual Total Returns - ClearBridge Variable Mid Cap Portfolio	May 01, 2021
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
Class I
Average Annual Return:
1 Year	15.35%
5 Years	10.60%
10 Years	11.03%
Class II
Average Annual Return:
1 Year	15.10%
5 Years	10.33%
10 Years	10.76%